Condensed Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholder Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2019	$ 350	$ 416,841		$ (15,349)	$ (75,787)		$ 326,055
Balance (in shares) at Dec. 31, 2019	33,098
Issue of common stock	$ 2	(2)
Issue of common stock (in shares)	187
Share-based compensation		3,001					3,001
Payment of dividend		(1,659)					(1,659)
Repurchase of common stock				(287)			(287)
Repurchase of common stock (in shares)	(99)
Changes in unrealized gain on cash flow hedges			$ (729)				(729)
Net income/(loss)					(6,046)		(6,046)
Net income/ (loss) attributable to common stockholders							(6,046)
Balance at Dec. 31, 2020	$ 352	418,181	(729)	(15,636)	(81,833)		320,335
Balance (in shares) at Dec. 31, 2020	33,186
Issue of redeemable preferred stock, net of issuance costs						$ 37,043
Issue of redeemable preferred stock, net of issuance costs (in shares)						40
Issue of common stock	$ 12	5,308					5,320
Issue of common stock (in shares)	1,177
Share-based compensation		(2,613)					(2,613)
Changes in unrealized gain on cash flow hedges			1,773				1,773
Preferred dividend					(1,254)		(1,254)
Net income/(loss)					(36,832)		(36,832)
Net income/ (loss) attributable to common stockholders							(38,086)
Balance at Dec. 31, 2021	$ 364	426,102	1,044	(15,636)	(119,920)		$ 291,954
Balance (in shares) at Dec. 31, 2021	34,363						34,363,884
Balance at Dec. 31, 2021						$ 37,043	$ 37,043
Balance (in shares) at Dec. 31, 2021						40
Issue of common stock	$ 14	(14)
Issue of common stock (in shares)	1,419
Share-based compensation		3,057					3,057
Changes in unrealized gain on cash flow hedges			424				424
Net proceeds from equity offering (in shares)	4,844
Net proceeds from equity offering	$ 48	38,861					38,909
Preferred dividend					(3,400)		(3,400)
Net income/(loss)					138,454		138,454
Net income/ (loss) attributable to common stockholders							135,054
Balance at Dec. 31, 2022	$ 426	$ 468,006	$ 1,468	$ (15,636)	$ 15,135		$ 469,399
Balance (in shares) at Dec. 31, 2022	40,626						40,626,583
Balance at Dec. 31, 2022						$ 37,043	$ 37,043
Balance (in shares) at Dec. 31, 2022						40